Operating Revenue by Geographic Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating revenue by geographic location
Revenue	$ 461,594	$ 447,244	$ 458,732
Australia-Asia
Operating revenue by geographic location
Revenue	203,991	222,328	255,476
Europe
Operating revenue by geographic location
Revenue	242,704	211,312	196,880
America
Operating revenue by geographic location
Revenue	$ 14,899	$ 13,604	$ 6,376